Intangible Assets (Details Narrative) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Dec. 31, 2014
Payments to purchase intangible assets	$ 1,200,007	$ 1,409,423
Sale of domain name, net		335,000
Amortization expense	8,416	33,415
Accumulated amortization	$ 45,163	$ 36,747
Domain Names [Member]
Payments to purchase intangible assets			$ 84,159	$ 600,000
Estimated useful life		10 years
Sale of domain name, net		$ 335,000